Other financial assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other financial assets
17. Other financial assets

	2021 $m	2020 $m
Equity securities	106	88
Restricted funds:
Shortfall reserve deposit	6	9
Ring-fenced amounts to satisfy insurance claims:
Cash	4	3
Money market funds	8	15
Bank accounts pledged as security	42	43
Other	1	3
	61	73
Trade deposits and loans	8	8
	175	169

Analysed as:
Current	2	1
Non-current	173	168
	175	169
Equity securities
The methodology to calculate fair value and the sensitivities to the relevant significant unobservable inputs are detailed in note 25. The significant investments are as follows:

	2021		2020
	Fair value $m	Dividend income $m	Fair value $m	Dividend income $m	a
Investment in entity which owns:
InterContinental The Willard Washington DC	25	–	22	–
InterContinental San Francisco	17	–	15	1
InterContinental Grand Stanford Hong Kong	35	–	27	–

a	Reported within other operating income in the Group income statement.
Restricted funds
The shortfall reserve deposit is held for the specific purpose of funding shortfalls in owner returns relating to the Barclay associate. Any shortfalls funded are subject to potential clawback in future years. The maximum length of time for which the restricted funds will be held is the life of the hotel management agreement. $3m was withdrawn from the deposit during the year to fund working capital requirements. In 2020, $16m was withdrawn both in connection with the refinancing of the hotel’s senior bank loan and to fund working capital requirements.
Amounts ring-fenced to satisfy insurance claims are principally held in the Group’s Captive, which is a regulated entity (see note 21).
The bank accounts pledged as security (£31m) are subject to a charge in favour of the members of the UK unfunded pension arrangement (see note 27). The amounts pledged as security may change in future years subject to the trustees’ agreement and updated actuarial valuations. The bank accounts will continue to be pledged as security until the date at which the UK unfunded pension liabilities have been fully discharged, unless otherwise agreed with the trustees.
Expected credit losses
Other financial assets with a total value of $61m (2020: $66m) are subject to the expected credit loss model requirements of IFRS 9 ‘Financial Instruments’. Equity securities, money market funds and other amounts measured at fair value are excluded. With the exception of the expected credit loss arising on trade deposits and loans (see below), expected credit losses are considered to be immaterial.
Included within trade deposits and loans is an owner loan with a principal value of $6m where repayments due in 2021 and 2020 have not been received; and an owner loan with a principal value of $4m which became past due in 2021. These loans are impaired in full. Other trade deposits and loans are not past due. In 2021, $4m was collected in respect of an asset which was measured at $nil at initial recognition as part of a business acquisition.

	2021 $m	2020 $m
Trade deposits and loans:
Gross and net balance with no significant increase in credit risk since initial recognition	6	4
Gross balance with a significant increase in credit risk since initial recognition	17	19
Provision for lifetime expected credit losses a	(15)	(15)

a	Comprises $6m and $9m (2020: $6m and $9m) relating to the Americas and EMEAA regions respectively.
Credit risk
Restricted funds are held with bank counterparties which are rated at least A+ based on Standard and Poor’s ratings.
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2021 $m	2020 $m
Americas	66	72
EMEAA	67	64
Greater China	42	33
	175	169